Organisation and basis of preparation	9 Months Ended
Sep. 30, 2025
General information about financial statements [Abstract]
Organisation and basis of preparation	Organisation and basis of preparation
Organisation and principal activities
Equinor Group (Equinor) consists of Equinor ASA
and its subsidiaries. Equinor ASA is incorporated and
domiciled in Norway and listed on the Oslo Børs
(Norway) and the New York Stock Exchange (USA).
The registered office address is Forusbeen 50,
N-4035, Stavanger, Norway.
The objective of Equinor is to develop, produce and
market various forms of energy and derived products
and services, as well as other businesses. The
activities may also be carried out through
participation in or cooperation with other companies.
Equinor Energy AS, a 100% owned operating
subsidiary of Equinor ASA and owner of all of
Equinor's oil and gas activities and net assets on the
Norwegian continental shelf, is a co-obligor or
guarantor of certain debt obligations of Equinor ASA.
Equinor's condensed interim financial statements for
the third quarter of 2025 were authorised for issue by
the board of directors on 28 October 2025.
Basis of preparation
These condensed interim financial statements are
prepared in accordance with IAS 34 Interim Financial
Reporting as issued by the International Accounting
Standards Board (IASB) and as adopted by the
European Union (EU). The condensed interim
financial statements do not include all the
information and disclosures required by IFRS®
Accounting Standards for a complete set of financial
statements and should be read in conjunction with
the Consolidated annual financial statements for
2024. IFRS Accounting Standards as adopted by the
EU differs in certain respects from IFRS Accounting
Standards as issued by the IASB, however the
differences do not impact Equinor's financial
statements for the periods presented.
Certain amounts in the comparable years have been
reclassified to conform to current year presentation.
As a result of rounding differences, numbers or
percentages may not add up to the total.
The condensed interim financial statements are
unaudited.
Accounting policies
Except as described in section ‘Change in
accounting policy’ below, the accounting policies
applied in the preparation of the condensed interim
financial statements are consistent with those
applied in the preparation of Equinor’s consolidated
annual financial statements as at, and for the year
ended,
31 December 2024.
A description of the material accounting policies is
included in Equinor’s consolidated annual financial
statements for 2024. When determining fair value,
there have been no changes to the valuation
techniques or models and Equinor applies the same
sources of input and the same criteria for
categorisation in the fair value hierarchy as disclosed
in the Consolidated annual financial statements for
2024.
For information about IFRS Accounting Standards,
amendments to IFRS Accounting Standards and
IFRIC® Interpretations effective from 1 January
2025, that could affect the consolidated financial
statements, please refer to note 2 in Equinor’s
consolidated annual financial statements for 2024.
None of the amendments to IFRS Accounting
Standards effective from 1 January 2025 has had a
significant impact on the condensed interim financial
statements. Equinor has not early adopted any IFRS
Accounting Standards, amendments to IFRS
Accounting Standards or IFRIC Interpretations
issued but not yet effective.
Change in accounting policy
With effect from Q1 2025, Equinor has changed the
classification of cash collaterals for commodity
derivative transactions in the Consolidated balance
sheet from Cash and cash equivalents to
Prepayments and financial receivables (current),
with no impact on Total current assets. These
collateral deposits are related to certain
requirements set out by exchanges where Equinor is
participating and have previously been referred to as
restricted cash and cash equivalents. The
reclassification is intended to better reflect the nature
and purpose of the collateral deposits and to provide
more relevant information to stakeholders.
The change also affects the presentation in the
Consolidated statement of cash flows. With effect
from Q1 2025, the cash flows related to these
collateral deposits are included within Cash flows
provided by operating activities on a new line-item
named Cash collaterals for commodity derivative
transactions.
The change has been retrospectively applied to
comparative periods for consistency and
comparability. The comparative numbers are
restated in tables below.
Use of judgements and estimates
The preparation of financial statements in conformity
with IFRS Accounting Standards requires
management to make judgments, estimates and
assumptions that affect the application of accounting
policies and the reported amounts of assets,
liabilities, income and expenses. The estimates and
associated assumptions are reviewed on an on-
going basis and are based on historical experience
and various other factors that are believed to be
reasonable under the circumstances. These
estimates and assumptions form the basis for
making the judgments about carrying values of
assets and liabilities that are not readily apparent
from other sources. Actual results may differ from
these estimates. Please refer to
note 2 in Equinor’s consolidated annual financial
statements for 2024 for more information about
accounting judgement and key sources of estimation
uncertainty. Management’s future commodity price
assumptions applied in impairment and impairment
reversal assessments based on value in use were
updated with effect from the third quarter 2025. For
information on related impairments and reversals,
please refer to note 2 Segments. For impairments of
assets held for sale measured at fair value, please
see note 3 Acquisitions and disposals in this report.

Consolidated balance sheet	At 31 December 2024		At 31 December 2023/ 1 January 2024
(in USD million)	As reported	Restated	As reported	Restated
Cash and cash equivalents	8,120	5,903	9,641	8,070
Prepayments and financial receivables	3,867	6,084	3,729	5,300
Sum	11,987	11,987	13,370	13,370

Consolidated Statement of Cash Flows	Q1 2024		Q2 2024		First six months 2024		Q3 2024		First nine months 2024		Q4 2024		Full year 2024
(in USD million)	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	117	—	200	—	317	—	(563)	—	(246)	—	(399)	—	(645)
Cash flow provided by operating activities before taxes paid and working capital items	9,689	9,806	9,748	9,948	19,437	19,754	9,233	8,670	28,670	28,424	9,813	9,414	38,483	37,838
Cash flows provided by operating activities	9,021	9,138	1,611	1,811	10,632	10,948	7,057	6,495	17,689	17,443	2,421	2,022	20,110	19,465
Cash and cash equivalents at the beginning of the period (net of overdraft)	9,641	8,070	9,682	8,227	9,641	8,070	8,641	7,386	9,641	8,070	8,002	6,184	9,641	8,070
Cash and cash equivalents at the end of the period (net of overdraft)	9,682	8,227	8,641	7,386	8,641	7,386	8,002	6,184	8,002	6,184	8,120	5,903	8,120	5,903

Consolidated Statement of Cash Flows	Q1 2023		Q2 2023		First six months 2023		Q3 2023		First nine months 2023		Q4 2023		Full year 2023
(in USD million)	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated	As reported	Restated
Cash collaterals for commodity derivative transactions	—	3,678	—	426	—	4,103	—	(245)	—	3,858	—	698	—	4,556
Cash flow provided by operating activities before taxes paid and working capital items	15,305	18,982	10,485	10,910	25,789	29,893	11,336	11,091	37,126	40,984	10,890	11,588	48,016	52,572
Cash flows provided by operating activities	14,871	18,548	1,857	2,283	16,728	20,831	5,236	4,992	21,965	25,823	2,736	3,434	24,701	29,257
Cash and cash equivalents at the beginning of the period (net of overdraft)	15,579	9,451	17,380	14,930	15,579	9,451	19,650	17,626	15,579	9,451	14,420	12,151	15,579	9,451
Cash and cash equivalents at the end of the period (net of overdraft)	17,380	14,930	19,650	17,626	19,650	17,626	14,420	12,151	14,420	12,151	9,641	8,070	9,641	8,070